Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of changes in the carrying amount of goodwill, by segment and in total
Beginning Balance		$ 9,028	$ 13,166
Goodwill impairment (level 3 fair value adjustment)	$ 8,392	8,392	7,400
Ending Balance	636	636	9,028	13,166
Mobile, IoT & Big Data Products [Member]
Schedule of changes in the carrying amount of goodwill, by segment and in total
Beginning Balance			7,400
Goodwill acquired, net of purchase price adjustment
Goodwill impairment (level 3 fair value adjustment)			(7,400)
Ending Balance				7,400
Storage and Computing [Member]
Schedule of changes in the carrying amount of goodwill, by segment and in total
Beginning Balance		7,805	4,543
Goodwill acquired, net of purchase price adjustment			3,262
Goodwill impairment (level 3 fair value adjustment)	8,400	(7,805)
Ending Balance			7,805	4,543
SaaS Revenues [Member]
Schedule of changes in the carrying amount of goodwill, by segment and in total
Beginning Balance		1,223	1,223
Goodwill acquired, net of purchase price adjustment
Goodwill impairment (level 3 fair value adjustment)	8,400	(587)
Ending Balance	636	636	1,223	1,223
Consolidated [Member]
Schedule of changes in the carrying amount of goodwill, by segment and in total
Beginning Balance		9,028	13,166
Goodwill acquired, net of purchase price adjustment			3,262
Goodwill impairment (level 3 fair value adjustment)		8,392	(7,400)
Ending Balance	$ 636	$ 636	$ 9,028	$ 13,166